SUPPLEMENT DATED JULY 10, 2009

TO

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

This supplement contains information about the AllianceBernstein Wealth Appreciation Strategy Portfolio available under your Policy.

At a meeting of the Board of Directors of AllianceBernstein Variable Products Series Fund, Inc. held on May 5-7, 2009, the Board approved the liquidation and termination of the AllianceBernstein Wealth Appreciation Strategy Portfolio (the “Portfolio”).  Shareholders of the Portfolio are encouraged to find a suitable replacement investment option for any assets they have invested in the Portfolio before the liquidation and termination of the Portfolio. You may choose among a number of Sub-Accounts and a Fixed Account Option.  The Sub-Accounts in the Variable Account invest in shares of the following Funds1:

ASSET ALLOCATION	LARGE CAP EQUITY
AllianceBernstein Balanced Wealth Strategy Portfolio (Class B)	AIM V.I. Capital Appreciation Fund (Series I Shares)
BlackRock Global Allocation V.I. Fund (Class III)	AllianceBernstein Growth and Income Portfolio (Class B)
Fidelity VIP Balanced Portfolio (Service Class 2)	Fidelity VIP Contrafund® Portfolio (Service Class)
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)	Fidelity VIP Growth Portfolio (Service Class)
MFS® Total Return Portfolio (Initial Class)	Fidelity VIP Index 500 Portfolio (Service Class)
SCSM Ibbotson Balanced Fund (Initial Class)[2]	Goldman Sachs Structured U.S. Equity Fund (Institutional Class)
SCSM Ibbotson Growth Fund (Initial Class)[2]	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)
SCSM Ibbotson Moderate Fund (Initial Class)[2]	MFS® Blended Research Core Equity Portfolio (Initial Class)
The Universal Institutional Funds, Inc. Equity & Income Portfolio (Class II Shares)[3]	MFS® Value Portfolio (Initial Class)
EMERGING MARKETS BOND	Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)
PIMCO Emerging Markets Bond Portfolio (Administrative Class)	SCSM Davis Venture Value Fund (Initial Class)
HIGH YIELD BOND	SCSM WMC Large Cap Growth Fund (Initial Class)
MFS® High Yield Portfolio (Initial Class)	SCSM Lord Abbett Growth & Income Fund (Initial Class)
SCSM PIMCO High Yield Fund (Initial Class)	SCSM Oppenheimer Large Cap Core Fund (Initial Class)
INTERMEDIATE TERM BOND	T. Rowe Price Blue Chip Growth Portfolio (Class I)
MFS® Government Securities Portfolio (Initial Class)	Van Kampen Life Investment Trust Growth and Income Portfolio (Class I Shares)
PIMCO Total Return Portfolio (Administrative Class)	REAL ESTATE EQUITY
SCSM PIMCO Total Return Fund (Initial Class)	Sun Capital Global Real Estate Fund (Initial Class)
Sun Capital Investment Grade Bond Fund® (Initial Class)	SHORT TERM BOND
INTERNATIONAL/GLOBAL EQUITY	SCSM Goldman Sachs Short Duration Fund (Initial Class)
AIM V.I. International Growth Fund (Series I Shares)	MID CAP EQUITY
Fidelity VIP Overseas Portfolio (Service Class)	Alger American MidCap Growth Portfolio (Class O)
MFS® International Growth Portfolio (Initial Class)	Delaware VIP Growth Opportunities Series (Standard Class)
SCSM AllianceBernstein International Value Fund (Initial Class)	Dreyfus Investment Portfolios MidCap Stock Portfolio (Initial Shares)
Templeton Foreign Securities Fund (Class 2)	SCSM WMC Blue Chip Mid Cap Fund (Initial Class)
Templeton Growth Securities Fund (Class 2)	SCSM Goldman Sachs Mid Cap Value Fund (Initial Class)
MONEY MARKET	The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio (Class II Shares)[3]
Fidelity VIP Money Market Portfolio (Service Class)	The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio (Class II Shares)[3]
SMALL CAP EQUITY	SPECIALTY/SECTOR EQUITY
DWS Dreman Small Mid Cap Value VIP Portfolio (Class A)	MFS® Utilities Portfolio (Initial Class)
DWS Small Cap Index VIP Fund (Class B)	INFLATION-PROTECTED BOND
MFS® New Discovery Portfolio (Initial Class)	PIMCO Real Return Portfolio (Administrative Class)
SCSM AIM Small Cap Growth Fund (Initial Class)	SCSM BlackRock Inflation Protected Bond Fund (Initial Class)
SCSM Dreman Small Cap Value Fund (Initial Class)
SCSM Oppenheimer Main Street Small Cap Fund (Initial Class)

1Information about the structure and investment objectives of the underlying Funds is available in the prospectuses for the underlying Funds.
2These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.
3The Universal Institutional Funds, Inc. Portfolios use Van Kampen’s UIF Portfolios as a marketing name.

Additional copies of any Fund prospectuses may be obtained by calling 1-866-702-6998 or visiting www.sunlifeusa.com.

Effective immediately, transfers of Account Value out of the AllianceBernstein Wealth Appreciation Strategy Portfolio to any other investment option under your Policy will not count against limits, if any, on the number of transfers permitted under your Policy each year, provided that no subsequent transfers are made back into the AllianceBernstein Wealth Appreciation Strategy Portfolio.

As of the close of business on September 25, 2009 (the "Liquidation Date"), any Account Value remaining in the AllianceBernstein Wealth Appreciation Strategy Portfolio will automatically be transferred to the Money Market investment option available under your Policy.

Any portfolio rebalancing or dollar cost averaging investment programs in which you participate on the Liquidation Date will continue.  If an alternative investment option had not previously been selected to replace the AllianceBernstein Wealth Appreciation Strategy Portfolio, the Money Market investment option available under your Policy will be the investment option used.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.